Significant related party transactions - Schedule of Transaction with Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	$ 3,215,588	$ 3,876,047
Consultant fees and bonuses
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	1,693,702	2,307,887
Dr Michael Adams
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	1,521,886	1,568,160
Wages and Bonuses
Disclosure of transactions between related parties [line items]
Payables to related parties	484,394	534,991
Fair value of stock options and RSUs granted
Disclosure of transactions between related parties [line items]
Payables to related parties	$ 100,253	1,279,840
Atlas Sustainability | Consultant fees and bonuses
Disclosure of transactions between related parties [line items]
Related Person	Natasha Liddell
Amounts payable, related party transactions	$ 0	59,775
Airvolution Co. Limited | Consultant fees and bonuses
Disclosure of transactions between related parties [line items]
Related Person	Dr Michael Adams
Amounts payable, related party transactions	$ 553,316	600,671
LZ Advisory LLC | Consultant fees and bonuses
Disclosure of transactions between related parties [line items]
Related Person	Christopher Showalter
Amounts payable, related party transactions	$ 0	231,532
Keith Liddell | Consultant fees and bonuses
Disclosure of transactions between related parties [line items]
Related Person	Keith Liddell
Amounts payable, related party transactions	$ 642,526	739,898
Integrated Finance WA PTY Ltd | Consultant fees and bonuses
Disclosure of transactions between related parties [line items]
Related Person	Charles Liddell
Amounts payable, related party transactions	$ 0	3,465
Gerick Mouton | Consultant fees and bonuses
Disclosure of transactions between related parties [line items]
Related Person	Gerick Mouton
Amounts payable, related party transactions	$ 497,860	479,717
Gerick Mouton | Dr Michael Adams
Disclosure of transactions between related parties [line items]
Related Person	Gerick Mouton
Amounts payable, related party transactions	$ 741,493	768,000
EJMY Consulting | Consultant fees and bonuses
Disclosure of transactions between related parties [line items]
Related Person	Evan Young
Amounts payable, related party transactions	$ 0	192,829
EJMY Consulting | Dr Michael Adams
Disclosure of transactions between related parties [line items]
Related Person	Evan Young
Amounts payable, related party transactions	$ 0	32,160
Dr Michael Adams | Dr Michael Adams
Disclosure of transactions between related parties [line items]
Related Person	Dr Michael Adams
Amounts payable, related party transactions	$ 780,393	768,000
Natasha Liddell | Wages and Bonuses
Disclosure of transactions between related parties [line items]
Payables to related parties	0	87,709
Natasha Liddell | Fair value of stock options and RSUs granted
Disclosure of transactions between related parties [line items]
Payables to related parties	0	768,000
Simon Liddell | Wages and Bonuses
Disclosure of transactions between related parties [line items]
Payables to related parties	317,707	313,561
Simon Liddell | Fair value of stock options and RSUs granted
Disclosure of transactions between related parties [line items]
Payables to related parties	86,916	511,840
Jonathan Adams | Wages and Bonuses
Disclosure of transactions between related parties [line items]
Payables to related parties	166,687	133,721
Jonathan Adams | Fair value of stock options and RSUs granted
Disclosure of transactions between related parties [line items]
Payables to related parties	$ 13,337	$ 0